Filed pursuant to Rule 497
File Nos. 333-171987 and 811-22524
Precidian ETFs Trust
(the “Trust”)

Supplement dated November 22, 2011
to the Prospectus dated July 7, 2011
(the “Prospectus”)

MAXISSM Nikkei 225 Index Fund (the “Fund”)

The Board of Trustees of the Trust recently approved the entry into an Expense Limitation Agreement between the Trust and Precidian Funds LLC, the advisor to the Fund (the “Advisor”).  Under the Expense Limitation Agreement, the Advisor agrees to waive or reduce its fees and to assume other expenses of the Fund to ensure that the total net operating expenses do not exceed a specified operating expense limit for the Fund.

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 1 of the Prospectus are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(a)	0.03%
Total Annual Fund Operating Expenses	0.53%
Fee Waiver and/or Expense Reimbursement(b)	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.50%
____________________________

(a)           The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

(b)           Precidian Funds LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.50% for the Fund for the period beginning July 8, 2011 and ending December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

1 Year	3 Years
$51	$167

New text is included as a new first paragraph on Page 15 of the Prospectus under the section Investment Advisor, as follows:

Expense Limitation Agreement.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than the below listed operating expense limit of the average daily net assets for the Fund during any fiscal year for the period beginning July 8, 2011 and ending December 30, 2012.

Fund                                                                           Operating Expense Limit
MAXISSM Nikkei 225 Index Fund                                         0.50%

The Advisor currently expects that the contractual agreement will continue from fiscal year-to-fiscal year provided such continuance is approved by the Board. The Fund may terminate the Expense Limitation Agreement at any time. The Advisor may also terminate the Expense Limitation Agreement at the end of the then-current term upon not less than 90 days’ notice to the Fund as set forth in the Expense Limitation Agreement.  The terms of the Expense Limitation Agreement may be revised upon renewal.  The Advisor is permitted to recoup from the Fund previously waived fees or reimbursed expenses for three years from the fiscal year in which fees were waived or expenses reimbursed as long as such recoupment does not cause Fund operating expenses to exceed the then applicable operating expense limit.

Investors Should Retain This Supplement for Future Reference

Precidian ETFs Trust
(the “Trust”)

Supplement dated November 22, 2011
to the Statement of Additional Information dated July 7, 2011
(the “Statement of Additional Information”)

MAXISSM Nikkei 225 Index Fund (the “Fund”)

The Board of Trustees of the Trust recently approved the entry into an Expense Limitation Agreement between the Trust and Precidian Funds LLC, the advisor to the Fund (the “Advisor”).  Under the Expense Limitation Agreement, the Advisor agrees to waive or reduce its fees and to assume other expenses of the Fund to ensure that the total net operating expenses do not exceed a specified operating expense limit for the Fund.

New text is included on Page B-17 of the Statement of Additional Information after the third paragraph under Management Services—Investment Advisor, as follows:

Expense Limitation Agreement.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than the below listed operating expense limit of the average daily net assets for the Fund during any fiscal year for the for the period beginning July 8, 2011 and ending December 30, 2012.

Fund                                                                           Operating Expense Limit
MAXISSM Nikkei 225 Index Fund                                      0.50%

The Advisor currently expects that the contractual agreement will continue from fiscal year-to-fiscal year provided such continuance is approved by the Board. The Fund may terminate the Expense Limitation Agreement at any time. The Advisor may also terminate the Expense Limitation Agreement at the end of the then-current term upon not less than 90 days’ notice to the Fund as set forth in the Expense Limitation Agreement.  The terms of the Expense Limitation Agreement may be revised upon renewal.  The Advisor is permitted to recoup from the Fund previously waived fees or reimbursed expenses for three years from the fiscal year in which fees were waived or expenses reimbursed as long as such recoupment does not cause Fund operating expenses to exceed the then applicable operating expense limit.

New text is included on Page B-18 of the Statement of Additional Information as the second sentence of the second paragraph, as follows:

As described above, the Advisor has agreed, through December 30, 2012, to waive fees and reimburse expenses of the Fund up to the Fund’s operating expense limit.  Pursuant to the Expense Limitation Agreement, the Fund has agreed to reimburse the Advisor for any operating expenses in excess of the operating expense limit paid, waived or assumed by the Advisor for the Fund during the limitation period, provided the Advisor would not be entitled to recapture any amount that would cause the Fund’s operating expenses to exceed the operating expense limit during the year in which the recapture would be made, and provided further that no amount will be recaptured by the Advisor more than three years after the year in which it was incurred or waived by the Advisor.

Investors Should Retain This Supplement for Future Reference